Operating costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Fee and commission expense	R$ 3,496,669	R$ 3,460,647	R$ 3,070,875
Operating Losses and Provisions	185,710	171,600	136,014
Other Costs	1,780,620	1,430,785	1,192,034
Clearing House Fees	645,409	575,737	474,013
Third Party Services	121,510	68,847	59,374
Credit card cashback	505,717	435,064	379,711
Other Operating Costs	507,984	351,137	278,936
Operating expense	R$ 5,462,999	R$ 5,063,032	R$ 4,398,923